Quarterly Holdings Report
for
VIP Stock Selector Portfolio
March 31, 2026
VSACI-NPRT1-0526
1.9904322.104
Common Stocks - 97.8%
	Shares	Value ($)
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	34,500	10,394,738
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	9,500	1,244,595
CANADA - 1.0%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (c)	53,900	3,988,546
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	65,200	3,695,651
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Athabasca Oil Corp (b)	1,191,700	9,637,427
Imperial Oil Ltd	146,200	19,149,667
Strathcona Resources Ltd	45,100	1,366,195
TOTAL ENERGY		30,153,289
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (b)	82,000	4,768,300
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	49,200	1,730,541
TOTAL CANADA		44,336,327
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (b)	40,000	9,149,200
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	26,500	872,380
FRANCE - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Amundi SA (g)(h)	33,800	2,904,698
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock Holding Plc (b)(c)	42,200	1,512,026
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	16,000	1,422,080
TOTAL GERMANY		2,934,106
ITALY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Investindustrial Advisors SpA rights (b)(f)	31,026	59,880
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Disco Corp	6,800	2,771,567
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	41,450	23,943,584
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	30,470	3,628,415
TOTAL KOREA (SOUTH)		27,571,999
NETHERLANDS - 0.4%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	10,800	7,886,700
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASM International NV	3,700	2,804,425
NXP Semiconductors NV	43,677	8,598,255
TOTAL INFORMATION TECHNOLOGY		11,402,680
TOTAL NETHERLANDS		19,289,380
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	55,900	1,340,348
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	24,400	3,273,748
TAIWAN - 2.3%
Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.9%
Chroma ATE Inc	360,000	17,299,290
Delta Electronics Inc	530,000	23,932,332
Elite Material Co Ltd	9,000	769,225
		42,000,847
Semiconductors & Semiconductor Equipment - 1.4%
Jentech Precision Industrial Co Ltd	61,000	7,681,112
Taiwan Semiconductor Manufacturing Co Ltd	94,000	5,444,279
Taiwan Semiconductor Manufacturing Co Ltd ADR	136,464	46,118,009
		59,243,400
TOTAL TAIWAN		101,244,247
UNITED KINGDOM - 0.5%
Consumer Staples - 0.3%
Beverages - 0.1%
Diageo PLC	216,556	4,027,338
Food Products - 0.0%
Nomad Foods Ltd	199,382	1,916,061
Tobacco - 0.2%
British American Tobacco PLC ADR	106,800	6,244,596
TOTAL CONSUMER STAPLES		12,187,995
Financials - 0.2%
Insurance - 0.2%
Hiscox Ltd	461,500	9,315,410
TOTAL UNITED KINGDOM		21,503,405
UNITED STATES - 92.2%
Communication Services - 10.2%
Diversified Telecommunication Services - 0.6%
AST SpaceMobile Inc Class A (b)(c)	35,100	2,908,737
AT&T Inc	619,800	17,968,002
Verizon Communications Inc	90,600	4,548,120
		25,424,859
Entertainment - 0.2%
Live Nation Entertainment Inc (b)	15,100	2,302,901
ROBLOX Corp Class A (b)	48,545	2,745,705
Take-Two Interactive Software Inc (b)	28,000	5,530,000
		10,578,606
Interactive Media & Services - 9.0%
Alphabet Inc Class A	1,044,112	300,244,847
Meta Platforms Inc Class A	183,400	104,928,642
		405,173,489
Media - 0.4%
EchoStar Corp Class A (b)(c)	106,200	12,432,834
Fox Corp Class B	55,600	2,952,360
Magnite Inc (b)	158,788	1,886,401
Paramount Skydance Corp Class B (c)	36,200	326,524
Trade Desk Inc (The) Class A (b)	38,100	864,489
		18,462,608
TOTAL COMMUNICATION SERVICES		459,639,562
Consumer Discretionary - 9.5%
Automobiles - 1.7%
General Motors Co	19,800	1,475,100
Tesla Inc (b)	201,363	74,856,695
		76,331,795
Broadline Retail - 4.1%
Amazon.com Inc (b)	865,836	180,327,664
Etsy Inc (b)	32,000	1,599,360
		181,927,024
Distributors - 0.1%
LKQ Corp	89,100	2,616,867
Diversified Consumer Services - 0.1%
Service Corp International/US	76,700	6,328,517
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	59,100	7,463,148
Booking Holdings Inc	1,412	5,944,972
Chipotle Mexican Grill Inc (b)	152,300	4,875,123
Churchill Downs Inc	41,830	3,757,589
Domino's Pizza Inc	14,354	5,150,072
DoorDash Inc Class A (b)	11,800	1,771,770
DraftKings Inc Class A (b)	136,400	2,948,968
Dutch Bros Inc Class A (b)	34,300	1,737,638
Expedia Group Inc Class A	8,900	2,054,921
Marriott International Inc/MD Class A1	36,395	11,903,713
Starbucks Corp	67,800	6,074,202
Wingstop Inc	6,700	1,038,299
Wyndham Hotels & Resorts Inc	43,900	3,565,997
Wynn Resorts Ltd	6,700	680,384
Yum! Brands Inc	50,800	7,898,384
		66,865,180
Household Durables - 0.2%
PulteGroup Inc	52,400	6,162,764
Somnigroup International Inc	37,600	2,779,392
		8,942,156
Specialty Retail - 1.6%
Bath & Body Works Inc	35,200	657,184
Bob's Discount Furniture Inc	90,000	1,057,500
Dick's Sporting Goods Inc	17,500	3,470,075
Floor & Decor Holdings Inc Class A (b)	48,200	2,448,560
Home Depot Inc/The	44,924	14,775,054
Lithia Motors Inc	9,900	2,472,228
Lowe's Cos Inc	122,589	28,965,329
Ross Stores Inc	72,600	15,727,338
Valvoline Inc (b)(c)	42,100	1,417,928
		70,991,196
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	152,969	8,079,823
PVH Corp	44,540	3,107,110
		11,186,933
TOTAL CONSUMER DISCRETIONARY		425,189,668
Consumer Staples - 4.9%
Beverages - 1.5%
Boston Beer Co Inc/The Class A (b)	10,300	2,373,120
Brown-Forman Corp Class B	15,000	396,600
Coca-Cola Co/The	421,800	32,077,890
Constellation Brands Inc Class A	35,485	5,322,750
Keurig Dr Pepper Inc	576,800	15,187,144
Monster Beverage Corp (b)	32,000	2,318,720
PepsiCo Inc	45,600	7,081,224
Primo Brands Corp Class A	50,800	956,564
		65,714,012
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	142,200	2,423,088
BJ's Wholesale Club Holdings Inc (b)	65,900	6,485,878
Costco Wholesale Corp	24,500	24,412,535
Dollar Tree Inc (b)	13,000	1,423,630
Kroger Co/The	63,400	4,587,624
Target Corp	77,535	9,397,242
US Foods Holding Corp (b)	26,500	2,443,565
Walmart Inc	190,200	23,638,056
		74,811,618
Food Products - 0.5%
Bunge Global SA	38,500	4,897,200
Freshpet Inc (b)	19,800	1,167,408
JM Smucker Co	28,300	2,729,252
Lamb Weston Holdings Inc (c)	25,800	1,090,308
Mondelez International Inc	186,800	10,767,152
		20,651,320
Household Products - 0.7%
Energizer Holdings Inc	334,575	5,493,722
Kimberly-Clark Corp	17,700	1,707,519
Procter & Gamble Co/The	177,300	25,609,212
		32,810,453
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	33,700	2,418,649
Kenvue Inc	675,700	11,649,068
		14,067,717
Tobacco - 0.3%
Philip Morris International Inc	85,300	14,103,502
TOTAL CONSUMER STAPLES		222,158,622
Energy - 3.4%
Energy Equipment & Services - 0.1%
SLB Ltd	101,600	5,221,224
Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp	80,680	16,692,692
ConocoPhillips	165,000	21,780,000
Excelerate Energy Inc Class A	4,402	147,115
Exxon Mobil Corp	441,200	74,853,992
Murphy Oil Corp	21,700	895,125
Phillips 66	46,000	8,380,280
Shell PLC ADR	109,600	10,192,800
Sunoco LP	21,000	1,364,370
Valero Energy Corp	50,000	12,354,000
		146,660,374
TOTAL ENERGY		151,881,598
Financials - 12.0%
Banks - 3.8%
Bank of America Corp	1,015,212	49,491,585
BOK Financial Corp	23,000	2,945,380
Citigroup Inc	165,400	18,758,014
JPMorgan Chase & Co	62,418	18,360,879
KeyCorp	258,610	5,185,131
M&T Bank Corp	34,261	7,082,434
Truist Financial Corp	213,700	9,823,789
UMB Financial Corp	32,900	3,710,791
US Bancorp	212,600	11,057,326
Wells Fargo & Co	498,547	39,689,327
Wintrust Financial Corp	12,200	1,695,067
		167,799,723
Capital Markets - 3.0%
Blackrock Inc	16,800	16,156,728
Blue Owl Capital Inc Class A	373,200	3,407,315
Carlyle Group Inc/The	88,400	4,277,676
Charles Schwab Corp/The	250,800	23,570,184
Evercore Inc Class A	16,100	4,806,011
Intercontinental Exchange Inc	77,600	12,204,928
KKR & Co Inc Class A	227,805	21,071,963
MarketAxess Holdings Inc	30,417	5,018,197
Moody's Corp	22,200	9,684,750
Nasdaq Inc	98,600	8,370,154
Northern Trust Corp	35,600	4,968,692
Raymond James Financial Inc	52,800	7,644,912
State Street Corp	73,900	9,352,784
Virtu Financial Inc Class A	146,347	6,436,341
		136,970,635
Consumer Finance - 0.4%
Capital One Financial Corp	74,300	13,554,549
SLM Corp	117,236	2,510,023
		16,064,572
Financial Services - 2.9%
Apollo Global Management Inc	112,235	12,505,224
Berkshire Hathaway Inc Class A (b)	12	8,617,680
Berkshire Hathaway Inc Class B (b)	31,053	14,880,598
Corpay Inc (b)	27,400	7,973,126
Mastercard Inc Class A	167,600	83,743,016
Voya Financial Inc	63,000	4,304,159
		132,023,803
Insurance - 1.9%
American Financial Group Inc/OH	52,800	6,743,088
Arthur J Gallagher & Co	69,564	15,066,171
Baldwin Insurance Group Inc/The Class A (b)	252,700	5,544,238
Brown & Brown Inc	167,800	10,942,238
Chubb Ltd	79,468	25,901,006
Hartford Insurance Group Inc/The	56,981	7,705,541
Reinsurance Group of America Inc	54,002	11,025,048
Unum Group	39,340	2,873,000
		85,800,330
TOTAL FINANCIALS		538,659,063
Health Care - 8.1%
Biotechnology - 2.4%
AbbVie Inc	91,500	19,900,335
Alnylam Pharmaceuticals Inc (b)	15,000	4,963,050
Caris Life Sciences Inc (b)	250,000	4,470,000
Centessa Pharmaceuticals PLC ADR (b)	110,000	4,369,200
CG oncology Inc (b)	30,000	2,030,400
Cogent Biosciences Inc (b)	152,000	5,850,480
Cytokinetics Inc (b)	32,500	2,142,075
CytomX Therapeutics Inc (b)	218,000	1,024,600
Disc Medicine Inc (b)	40,000	2,557,600
Gilead Sciences Inc	118,000	16,445,660
Insmed Inc (b)	25,000	4,088,000
Kiniksa Pharmaceuticals International Plc Class A (b)	56,000	2,696,400
Kymera Therapeutics Inc (b)	30,000	2,498,700
Legend Biotech Corp ADR (b)	185,000	3,346,650
Mineralys Therapeutics Inc (b)	65,000	1,760,850
Moderna Inc (b)	100,000	5,080,000
Nuvalent Inc Class A (b)	38,000	3,893,100
Olema Pharmaceuticals Inc (b)	100,000	1,491,000
Praxis Precision Medicines Inc (b)	7,400	2,384,206
Scholar Rock Holding Corp (b)	17,400	855,384
Soleno Therapeutics Inc (b)	32,000	1,071,360
Vaxcyte Inc (b)	67,000	3,893,370
Veracyte Inc (b)	97,500	3,140,475
Viking Therapeutics Inc (b)	38,000	1,236,520
Viridian Therapeutics Inc (b)	140,000	2,738,400
Zenas Biopharma Inc (d)	76,074	1,487,247
Zenas Biopharma Inc (b)	20,000	391,000
		105,806,062
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp (b)	355,000	22,276,250
Edwards Lifesciences Corp (b)	114,000	9,129,120
Insulet Corp (b)	18,000	3,777,120
Intuitive Surgical Inc (b)	9,500	4,379,405
Kestra Medical Technologies Ltd (b)	65,000	1,295,450
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(f)	1,141	12,459
Medline Inc Class A	82,000	3,649,000
Saluda Medical Inc (d)(e)	10,313	58,347
Stryker Corp	9,600	3,154,464
		47,731,615
Health Care Providers & Services - 1.1%
Alignment Healthcare Inc (b)	150,000	2,643,000
BrightSpring Health Services Inc (b)	146,000	6,221,060
Cencora Inc	38,500	12,094,390
Cigna Group/The	9,000	2,400,750
CVS Health Corp	76,500	5,494,230
Guardant Health Inc (b)	21,000	1,939,770
LifeStance Health Group Inc (b)	350,000	2,229,500
McKesson Corp	7,000	6,057,520
Molina Healthcare Inc (b)	5,500	733,150
Privia Health Group Inc (b)	135,000	2,776,950
UnitedHealth Group Inc	27,500	7,441,225
		50,031,545
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	10,800	1,897,128
Waystar Holding Corp (b)	135,000	3,254,850
		5,151,978
Life Sciences Tools & Services - 1.2%
10X Genomics Inc Class A (b)	150,000	3,184,500
Bio-Techne Corp	65,000	3,396,900
Danaher Corp	161,500	30,620,400
IQVIA Holdings Inc (b)	3,400	579,836
Repligen Corp (b)	28,500	3,357,870
Thermo Fisher Scientific Inc	20,800	10,223,824
West Pharmaceutical Services Inc	15,800	3,960,112
		55,323,442
Pharmaceuticals - 2.2%
Amylyx Pharmaceuticals Inc (b)	80,000	1,112,000
Axsome Therapeutics Inc (b)	14,000	2,366,280
Crinetics Pharmaceuticals Inc (b)	88,000	3,196,160
Eli Lilly & Co	39,400	36,238,938
Johnson & Johnson	132,500	32,388,300
Merck & Co Inc	112,000	13,472,480
Roche Holding AG	10,200	4,070,727
Royalty Pharma PLC Class A	108,000	5,180,760
Structure Therapeutics Inc ADR (b)	21,800	1,050,760
		99,076,405
TOTAL HEALTH CARE		363,121,047
Industrials - 9.0%
Aerospace & Defense - 2.9%
Boeing Co (b)	99,690	19,841,301
GE Aerospace	132,200	37,514,394
Howmet Aerospace Inc	91,500	21,087,090
Lockheed Martin Corp	27,000	16,318,530
Northrop Grumman Corp	16,900	11,529,856
RTX Corp	40,100	7,735,290
TransDigm Group Inc	9,100	10,546,536
		124,572,997
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	7,800	1,295,346
FedEx Corp	15,200	5,413,936
		6,709,282
Building Products - 0.6%
Trane Technologies PLC	68,400	28,505,016
Commercial Services & Supplies - 0.3%
Cintas Corp	41,100	6,951,654
Republic Services Inc	35,600	7,797,112
		14,748,766
Construction & Engineering - 0.3%
MasTec Inc (b)	3,100	997,394
Quanta Services Inc	21,300	11,694,126
		12,691,520
Electrical Equipment - 1.3%
AMETEK Inc	72,100	15,455,356
Eaton Corp PLC	36,800	13,162,256
GE Vernova Inc	33,475	29,220,328
Nextpower Inc Class A (b)	13,300	1,603,315
		59,441,255
Ground Transportation - 0.7%
CSX Corp	177,200	7,274,060
Old Dominion Freight Line Inc	44,000	8,597,600
Uber Technologies Inc (b)	143,500	10,321,955
Union Pacific Corp	19,100	4,634,042
		30,827,657
Machinery - 2.5%
Caterpillar Inc	38,600	27,346,556
Cummins Inc	32,400	17,431,848
Dover Corp	38,000	7,921,100
Ingersoll Rand Inc	84,700	6,786,164
PACCAR Inc	111,400	12,866,700
Parker-Hannifin Corp	32,900	29,453,396
Westinghouse Air Brake Technologies Corp	38,000	9,496,580
		111,302,344
Professional Services - 0.1%
TransUnion	84,300	5,832,716
Trading Companies & Distributors - 0.2%
Fastenal Co	107,900	5,006,560
United Rentals Inc	4,900	3,569,944
		8,576,504
TOTAL INDUSTRIALS		403,208,057
Information Technology - 29.0%
Communications Equipment - 1.9%
Arista Networks Inc (b)	287,837	35,340,627
Cisco Systems Inc	328,705	25,504,221
Lumentum Holdings Inc (b)	30,600	21,504,456
Motorola Solutions Inc	11,000	4,773,670
		87,122,974
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	112,347	14,195,043
Coherent Corp (b)	74,400	17,722,824
Corning Inc	102,300	13,909,731
		45,827,598
Semiconductors & Semiconductor Equipment - 13.7%
Advanced Micro Devices Inc (b)	21,800	4,434,774
Applied Materials Inc	15,200	5,195,208
Broadcom Inc	319,787	98,977,274
First Solar Inc (b)(c)	8,700	1,716,162
Intel Corp (b)	52,600	2,321,238
KLA Corp	9,900	14,576,859
Lam Research Corp	118,700	25,361,442
MACOM Technology Solutions Holdings Inc (b)	52,600	11,680,882
Marvell Technology Inc	180,600	17,888,430
Micron Technology Inc	129,158	43,634,739
NVIDIA Corp	2,174,250	379,189,200
SiTime Corp (b)	15,296	5,282,474
Teradyne Inc	12,800	3,794,688
		614,053,370
Software - 5.7%
Cadence Design Systems Inc (b)	46,157	12,825,646
Canva Inc Class A (b)(d)(f)	700	942,753
Datadog Inc Class A (b)	132,600	15,653,430
Microsoft Corp	548,157	202,911,277
Oracle Corp	4,766	701,125
Palantir Technologies Inc Class A (b)	54,999	8,045,254
Synopsys Inc (b)	33,100	13,123,488
		254,202,973
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc	1,092,730	277,323,947
Sandisk Corp/DE (b)	1,200	762,408
Seagate Technology Holdings PLC	64,000	25,072,640
		303,158,995
TOTAL INFORMATION TECHNOLOGY		1,304,365,910
Materials - 1.9%
Chemicals - 1.2%
Air Products and Chemicals Inc	16,700	4,851,183
Balchem Corp	9,000	1,525,320
CF Industries Holdings Inc	8,500	1,103,640
Corteva Inc	63,300	5,298,843
Dow Inc	71,200	2,965,480
Ecolab Inc	27,700	7,368,754
Ecovyst Inc (b)	56,900	731,734
Linde PLC	37,300	18,491,848
LyondellBasell Industries NV Class A1	37,100	2,988,776
Mosaic Co/The	59,800	1,524,900
Sherwin-Williams Co/The	11,800	3,782,490
Solstice Advanced Materials Inc	36,500	2,779,840
Westlake Corp (c)	3,200	373,824
		53,786,632
Construction Materials - 0.2%
CRH PLC	35,200	3,700,224
James Hardie Industries PLC (b)	85,300	1,615,582
Martin Marietta Materials Inc	8,100	4,768,308
		10,084,114
Containers & Packaging - 0.1%
Packaging Corp of America	5,600	1,188,432
Smurfit Westrock PLC	76,400	3,044,540
		4,232,972
Metals & Mining - 0.4%
Freeport-McMoRan Inc	101,800	5,983,804
Newmont Corp	77,200	8,356,900
Nucor Corp	28,300	4,785,530
		19,126,234
TOTAL MATERIALS		87,229,952
Real Estate - 1.9%
Health Care REITs - 0.3%
Ventas Inc	174,600	14,278,788
Welltower Inc	3,200	632,672
		14,911,460
Industrial REITs - 0.2%
Prologis Inc	65,185	8,616,153
Terreno Realty Corp	26,200	1,609,204
		10,225,357
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	197,300	1,442,263
CoStar Group Inc (b)	41,200	1,662,008
Jones Lang LaSalle Inc (b)	14,500	4,412,640
		7,516,911
Residential REITs - 0.2%
Camden Property Trust	74,900	7,314,734
Invitation Homes Inc	66,600	1,655,010
		8,969,744
Retail REITs - 0.3%
Acadia Realty Trust	182,400	3,487,488
Federal Realty Investment Trust	1,500	159,315
Macerich Co/The	221,200	4,180,680
NNN REIT Inc	65,500	2,752,965
Tanger Inc	37,900	1,287,842
		11,868,290
Specialized REITs - 0.8%
American Tower Corp	65,500	11,303,990
Equinix Inc	12,450	12,203,988
Extra Space Storage Inc	43,600	5,717,268
Four Corners Property Trust Inc	5,400	127,710
Iron Mountain Inc	41,300	4,218,382
Lamar Advertising Co Class A	5,100	645,966
		34,217,304
TOTAL REAL ESTATE		87,709,066
Utilities - 2.3%
Electric Utilities - 1.8%
Alliant Energy Corp	30,500	2,188,680
American Electric Power Co Inc	39,400	5,164,552
Constellation Energy Corp	31,178	8,706,457
Duke Energy Corp	56,600	7,411,204
Entergy Corp	56,354	6,331,935
Evergy Inc	43,800	3,588,096
Exelon Corp	115,200	5,647,104
NextEra Energy Inc	185,065	17,188,838
NRG Energy Inc	48,682	7,114,387
PG&E Corp	248,557	4,367,146
PPL Corp	101,000	3,858,200
Southern Co/The	29,646	2,861,432
Xcel Energy Inc	68,600	5,449,584
		79,877,615
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	37,700	5,667,441
Multi-Utilities - 0.4%
Ameren Corp	40,000	4,396,800
CenterPoint Energy Inc	103,400	4,462,744
NiSource Inc	76,100	3,550,826
Sempra	72,300	7,025,391
		19,435,761
TOTAL UTILITIES		104,980,817
TOTAL UNITED STATES		4,148,143,362
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	37,600	898,984
TOTAL COMMON STOCKS (Cost $3,176,876,045)		4,397,932,964

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US 10% 12/31/2026 (d)(f) (Cost $337,315)	300,389	329,827

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(d)(f)	894,646	617,306
UNITED STATES - 0.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(d)(f)	5,369	882,234
Waymo LLC Series D-2 (d)(f)	5,500	903,760
TOTAL CONSUMER DISCRETIONARY		1,785,994
Health Care - 0.0%
Biotechnology - 0.0%
Endeavor BioMedicines Inc Series C (b)(d)(f)	100,705	656,597
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US Series D-7 (d)(f)	1,194,063	644,794
Kardium Inc/US Series D-7 (d)(f)	261,343	141,125
Kardium Inc/US Series D-7 (d)(f)	54,374	29,362
Medical Microinstruments Inc/Italy Series C (b)(d)(f)	22,820	700,574
		1,515,855
TOTAL HEALTH CARE		2,172,452
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
Cerebras Systems Inc Series H (d)(f)	800	71,216
Software - 0.4%
Anthropic PBC Series F (d)(f)	7,100	1,839,894
Anthropic PBC Series G (d)(f)	20,100	5,208,714
Databricks Inc Series L (d)(f)	1,292	213,309
OpenAI Group Pbc Series A-2 (d)(f)	2,147	1,476,470
OpenAI Group Pbc Series A-3 (d)(f)	233	160,232
OpenAI Group Pbc Series C (d)(f)	300	206,306
World Labs Technologies Inc Series C (d)(f)	3,700	1,165,944
World Labs Technologies Inc Series C PRIME (d)(f)	4,315	1,457,003
		11,727,872
TOTAL INFORMATION TECHNOLOGY		11,799,088
TOTAL UNITED STATES		15,757,534
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,838,828)		16,374,840

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (j)	3.53	2,070,000	2,069,791
US Treasury Bills 0% 6/11/2026 (j)	3.63	30,000	29,787
US Treasury Bills 0% 6/4/2026 (j)	3.62 to 3.63	2,530,000	2,513,746
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,613,436)			4,613,324

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	80,386,278	80,402,356
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	19,398,452	19,400,391
TOTAL MONEY MARKET FUNDS (Cost $99,802,747)			99,802,747

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $3,295,468,371)	4,519,053,702
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(20,063,832)
NET ASSETS - 100.0%	4,498,989,870

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	172	6/2026	56,508,450	(1,224,661)

The notional amount of long futures as a percentage of Net Assets is 1.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,205,473 or 0.4% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $58,347 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Level 3 security.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,904,698 or 0.1% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,904,698 or 0.1% of net assets.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,257,360.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series F	8/18/2025	1,000,870

Anthropic PBC Series G	1/27/2026	5,208,642

Canva Inc Class A	8/19/2025 - 11/12/2025	1,152,298

Cerebras Systems Inc Series H	1/30/2026	71,212

Databricks Inc Series L	12/18/2025	245,480

Endeavor BioMedicines Inc Series C	4/22/2024	657,060

InSightec Ltd Series G	6/17/2024	794,266

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 12/31/2025	337,315

Kardium Inc/US Series D-7	5/31/2024 - 6/30/2025	537,824

Kardium Inc/US Series D-7	8/6/2024	8,458

Kardium Inc/US Series D-7	8/6/2024	126,864

Medical Microinstruments Inc/Italy Series C	2/16/2024	760,675

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

OpenAI Group Pbc Series A-2	9/30/2024	403,380

OpenAI Group Pbc Series A-3	8/4/2025	71,500

OpenAI Group Pbc Series C	3/27/2026	206,306

Saluda Medical Inc	3/12/2023 - 10/30/2025	617,461

Waymo LLC Series C2	10/18/2024	419,863

Waymo LLC Series D-2	2/2/2026	903,737

World Labs Technologies Inc Series C	2/17/2026	962,882

World Labs Technologies Inc Series C PRIME	2/17/2026	1,459,809

Zenas Biopharma Inc	10/8/2025	1,445,406

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,855,232	284,909,836	241,362,712	512,538	-	-	80,402,356	80,386,278	0.1%
Fidelity Securities Lending Cash Central Fund	4,585,645	68,186,532	53,371,786	7,814	-	-	19,400,391	19,398,452	0.1%
Total	41,440,877	353,096,368	294,734,498	520,352	-	-	99,802,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.